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                         Supplement dated July 6, 2006
                   To the Prospectuses dated May 1, 2006 for

                     LifeStages(R) Access Variable Annuity
                      LifeStages(R) Elite Variable Annuity
                   LifeStages(R) Essentials Variable Annuity
         New York Life LifeStages(R) Flexible Premium Variable Annuity
                  LifeStages(R) Premium Plus Variable Annuity
                 LifeStages(R) Premium Plus II Variable Annuity
               LifeStages(R) Premium Plus Elite Variable Annuity
                     LifeStages(R) Select Variable Annuity
                  New York Life LifeStages(R) Variable Annuity

                                  Investing in
                   NYLIAC Variable Annuity Separate Account-I
                  NYLIAC Variable Annuity Separate Account-II
                NYLIAC Variable Annuity Separate Account-III and
                  NYLIAC Variable Annuity Separate Account-IV

     This supplement amends the prospectuses for the LifeStages(R) Access Variable Annuity, LifeStages(R) Elite Variable Annuity, LifeStages(R)Essentials Variable Annuity, New York Life LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity, LifeStages(R) Select Variable Annuity, and New York Life LifeStages(R) Variable Annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

     The purpose of this supplement is to inform you that the subadviser for and name of the MainStay VP Basic Value Portfolio are being changed.

     Keeping this purpose in mind, please note the following:

          I. In the table in the section entitled "NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--The Portfolios," delete "The Dreyfus Corporation" as one of the subadvisers listed for the MainStay VP Series Fund, and replace it with "Institutional Capital LLC."

          II. Effective November 10, 2006, all references in the prospectus to the "MainStay VP Basic Value" portfolio should be deleted and replaced with the "MainStay VP ICAP Select Equity" portfolio.

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                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010